Acquisitions (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Apr. 16, 2021	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Acquisitions
Accounts receivable	$ 1,143
Inventory	3,564
Other current assets	24
Property and equipment	595
Goodwill	9,450	$ 826,969	$ 816,200	$ 815,850	$ 800,620
Total assets acquired	44,876
Liabilities assumed	(5,774)
Total purchase price	39,102
Debt Instrument, Face Amount	35,000
Customer relationships
Acquisitions
Intangible assets	23,500
Trade names
Acquisitions
Intangible assets	2,600
Technology
Acquisitions
Intangible assets	$ 4,000